Submission	Aug. 06, 2025
Submission [Line Items]
Central Index Key	0001911066
Registrant Name	Nuveen Churchill Private Capital Income Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A